Consolidated Balance Sheets [Parenthetical] (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	75,000,000	75,000,000	75,000,000
Common Stock, Shares, Issued	30,102,162	30,024,662	29,974,662
Common Stock, Shares, Outstanding	30,102,162	30,024,662	29,974,662